Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
In-process research and development	$ 7,500,000	$ 7,500,000
Remaining amortization period	10 years
Goodwill impairment	$ 0
Zertane Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
In-process research and development	7,500,000
Costs of establishing patents	$ 500,000
Remaining amortization period	11 years
Intangible asset, expiration month and year	2022-03
ORP [Member]
Summary Of Significant Accounting Policies [Line Items]
Costs of establishing patents	$ 380,000
Remaining amortization period	15 years
Intangible asset, expiration month and year	2028-03